Summary of Significant Accounting Policies and Basis of Presentation - Schedule of Financial Liabilities Where Fair Value Measurements (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)
$ in Thousands
	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Financial Liabilities Where Fair Value Measurements [Line Items]
Fair value at the beginning of the period	$ 477
Initial recognition of earnout liabilities		470
Change in fair value of earn out liabilitity obligation	27	7
Payment of earnout liabilities	(127)
Fair value at the end of the period	$ 377	$ 477